Impairment - Summary of Assets and CGU Most Sensitive to Future Impairment Losses (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Percentage of reduction in the recoverable amount of CGUs	10.00%